REVENUE AND DEFERRED REVENUE (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Jan. 01, 2024 CNY (¥)
REVENUE AND DEFERRED REVENUE
Revenues	¥ 922,201	$ 126,341	¥ 1,018,139	¥ 985,517
Amortization of deferred channel costs	161,624	22,142	192,122	184,891
Impairment recognized to the deferred channel costs	0		0	0
Deferred revenue					¥ 318,587
Revenue recognized from deferred revenue	315,484	43,221
Recognized over time
REVENUE AND DEFERRED REVENUE
Revenues	818,711	112,163	926,479	898,233
Recognized at a point in time
REVENUE AND DEFERRED REVENUE
Revenues	¥ 103,490	$ 14,178	¥ 91,660	¥ 87,284